UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6395

Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management

April 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.7%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)	0.16	5/7/14	2,300,000	a	2,300,000
Amherst,
GO Notes, BAN	1.00	11/13/14	15,645,702		15,706,775
Ausable Valley Central School
District, GO Notes, BAN	1.00	6/26/14	12,000,000		12,008,450
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)	0.17	5/7/14	8,730,000	a	8,730,000
Chemung County Industrial
Development Agency, IDR
(Trayer Products, Inc.
Project) (LOC; HSBC Bank USA)	0.17	5/7/14	270,000	a	270,000
Columbia County Capital Resource
Corporation, Civic Facility
Revenue (The Columbia Memorial
Hospital Project) (LOC; HSBC
Bank USA)	0.14	5/7/14	5,320,000	a	5,320,000
Columbia County Industrial
Development Agency, Civic
Facility Revenue (The Columbia
Memorial Hospital Project)
(LOC; HSBC Bank USA)	0.14	5/7/14	4,570,000	a	4,570,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.22	5/7/14	8,000,000	a,b,c	8,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1162) (Westchester

County Industrial Development
Agency, IDR (Ardsley Housing
Associates, LLC Facility))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.32	5/7/14	23,900,000	a,b,c,d	23,900,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.19	5/7/14	1,720,000	a	1,720,000
Franklin County Civic Development
Corporation, Revenue (Alice
Hyde Medical Center Project)
(LOC; HSBC Bank USA)	0.14	5/7/14	4,400,000	a	4,400,000
Hamburg Central School District,
GO Notes, BAN	2.00	6/13/14	15,000,000		15,026,719
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	0.17	5/7/14	1,390,000	a	1,390,000
Holley Central School District,
GO Notes, BAN	1.25	6/19/14	3,600,000		3,603,456
Lancaster Industrial Development
Agency, Civic Facility Revenue
(GreenField Manor, Inc.
Project) (LOC; M&T Trust)	0.17	5/7/14	5,665,000	a	5,665,000
Lancaster Industrial Development
Agency, IDR (Sealing Devices
Inc. Project) (LOC; HSBC Bank
USA)	0.19	5/7/14	1,895,000	a	1,895,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	3.00	11/1/14	500,000		506,938
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; TD Bank)	0.12	6/5/14	14,000,000		14,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.17	5/7/14	1,890,000	a,d	1,890,000
Monroe County Industrial

Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Trust)	0.15	5/7/14	2,600,000	a	2,600,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann's Home for
the Aged Project) (LOC; HSBC
Bank USA)	0.14	5/7/14	8,000,000	a	8,000,000
New York City,
GO Notes (Citigroup ROCS,
Series RR II R-14045)
(Liquidity Facility; Citibank
NA)	0.12	5/7/14	3,000,000	a,b,c	3,000,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.14	5/7/14	11,400,000	a	11,400,000
New York City,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.14	5/7/14	1,800,000	a	1,800,000
New York City,
GO Notes (LOC; Sumitomo Mitsui
Banking Corporation)	0.11	5/7/14	11,000,000	a	11,000,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.18	5/7/14	3,800,000	a	3,800,000
New York City Housing Development
Corporation, MFMR (1405 Fifth
Avenue Apartments) (LOC;
Citibank NA)	0.11	5/7/14	9,500,000	a,d	9,500,000
New York City Housing Development
Corporation, MFMR (Bruckner by
the Bridge) (LOC; FHLMC)	0.09	5/7/14	10,000,000	a,d	10,000,000
New York City Housing Development
Corporation, MFMR (Las Casas
Development) (LOC; Bank of
America)	0.15	5/7/14	1,500,000	a,d	1,500,000
New York City Housing Development
Corporation, MFMR (Susan's
Court) (LOC; Citibank NA)	0.10	5/7/14	13,000,000	a,d	13,000,000
New York City Housing Development

Corporation, MFMR (West 26th
Street Development) (LOC FHLMC)	0.11	5/7/14	9,350,000	a,d	9,350,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.17	5/7/14	4,450,000	a,d	4,450,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; TD Bank)	0.19	5/7/14	5,755,000	a	5,755,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; JPMorgan Chase
Bank)	0.15	5/7/14	4,170,000	a	4,170,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; TD Bank)	0.24	5/7/14	2,340,000	a	2,340,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.08	5/7/14	1,875,000		1,875,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.09	5/15/14	20,000,000		20,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Barclays Bank PLC)	0.11	5/7/14	6,900,000	a	6,900,000
New York City Transitional Finance
Authority, Building Aid
Revenue (Citigroup ROCS,
Series RR II R-14076)
(Liquidity Facility; Citibank

NA)	0.13	5/7/14	6,250,000	a,b,c	6,250,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/14	205,000		209,935
New York State Dormitory
Authority, Revenue (Blythedale
Children's Hospital) (LOC; TD
Bank)	0.14	5/7/14	2,900,000	a	2,900,000
New York State Dormitory
Authority, Revenue (Catholic
Health System Obligated Group)
(LOC; HSBC Bank USA)	0.14	5/7/14	7,305,000	a	7,305,000
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/14	500,000		504,104
New York State Dormitory
Authority, Revenue (The
Rockefeller University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	5/7/14	18,000,000	a	18,000,000
New York State Dormitory
Authority, Revenue, CP
(Cornell University)	0.10	6/11/14	5,750,000		5,750,000
New York State Housing Finance
Agency, Affordable Housing
Revenue	1.20	11/1/14	200,000	d	200,908
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.14	5/7/14	1,800,000	a,d	1,800,000
New York State Housing Finance
Agency, Housing Revenue (80
DeKalb Avenue) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.12	5/7/14	6,000,000	a,d	6,000,000
New York State Housing Finance
Agency, Housing Revenue (316
Eleventh Avenue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.11	5/7/14	11,000,000	a,d	11,000,000
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;

Landesbank Hessen-Thuringen
Girozentrale)	0.11	5/1/14	4,400,000	a,d	4,400,000
New York State Housing Finance
Agency, Housing Revenue (2180
Broadway Housing Project)
(LOC; Wells Fargo Bank)	0.11	5/7/14	4,000,000	a,d	4,000,000
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.11	5/7/14	7,000,000	a,d	7,000,000
New York State Housing Finance
Agency, Service Contract
Revenue, Refunding (LOC; Bank
of America)	0.14	5/7/14	3,620,000	a,d	3,620,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Barclays
Bank PLC)	0.10	5/7/14	17,300,000	a,d	17,300,000
North Tonawanda,
GO Notes, BAN	1.00	5/7/15	2,500,000		2,511,175
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	5,000,000		5,011,234
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.27	5/7/14	1,695,000	a	1,695,000
Port Authority of New York and New
Jersey, Equipment Notes	0.17	5/7/14	10,500,000	a	10,500,000
RIB Floater Trust (Series 1 WX)
(New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue) (Liquidity
Facility; Barclays Bank PLC)	0.13	5/7/14	2,000,000 a,b,c		2,000,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.17	5/7/14	2,150,000	a	2,150,000
South Jefferson Central School
District, GO Notes, BAN	1.50	6/20/14	6,000,000		6,009,000

Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)
(LOC; California Public
Employees Retirement System)	0.10	5/7/14	14,510,000	a	14,510,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.11	5/1/14	12,000,000	a	12,000,000
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Trust)	0.27	5/7/14	685,000	a	685,000
Wallkill,
GO Notes, BAN	1.25	1/16/15	1,971,000		1,979,789
Watertown,
GO Notes, BAN	1.00	4/23/15	2,500,000		2,510,936
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.26	5/7/14	30,000,000	a,d	30,000,000

Total Investments (cost $449,144,419)			99.7%		449,144,419
Cash and Receivables (Net)			.3%		1,466,551
Net Assets			100.0%		450,610,970

a Variable rate demand note - rate shown is the interest rate in effect at April 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, these securities amounted to $43,150,000 or 9.6% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At April 30, 2014, the fund had $158,910,908 or 35.3% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.

At April 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of April 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	449,144,419
Level 3 - Significant Unobservable Inputs	-
Total	449,144,419

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	June 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)